Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

12) Related Party Transactions

(a) Related Parties

Net expenses (income) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2018 and 2017 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2018	2017	2018	2017
Statements of operations:
Other income:
Guarantee income from KNOT (1)	$94	$593	$749	$687
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (2)	1,509	1,079	3,019	2,028
General and administrative expenses:
Administration fee from KNOT Management (3)	449	430	812	783
Administration fee from KOAS (3)	148	111	290	223
Administration fee from KOAS UK (3)	30	31	60	62
Administration and management fee from KNOT (4)	41	52	80	94
Finance income (expense):
Interest expense charged from KNOT (5)	—	—	—	52

Total	$2,083	$1,110	$3,512	$2,555

(U.S. Dollars in thousands)	At June 30, 2018	At December 31, 2017
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (6)	$128	$89

Drydocking supervision fee from KOAS (6)	—	8

Total	$128	$97

(1)

Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018). In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018. The Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading on May 24, 2017 and the vessel went off-hire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition, KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident. The reimbursement from KNOT for lost charter hire is accounted for as guarantee income. See Note 12(b)—Related Party Transactions—Guarantees and Indemnifications.

(2)

Technical and operational management fee from KNOT Management to Vessels: KNOT Management provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.

(3)

Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”) : Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.

(4)

Administration and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

(5)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.
(6)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

(b) Guarantees and Indemnifications

Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Windsor Knutsen and the Bodil Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018).

In April 2014, the Partnership was notified that Shell would not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term. The vessel was re-delivered on July 28, 2014. In order to comply with its obligations under the Omnibus Agreement, on July 29, 2014, KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the new Shell time charter commenced in October, 2015. The new Shell charter has a hire rate that is lower than the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018.

On June 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS, the company that owns and operate the Vigdis Knutsen. Shortly before the closing of the acquisition and on May 24, 2017, the Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading and the vessel went off-hire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition, KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident.

Under the Omnibus Agreement, KNOT agreed to indemnify the Partnership until April 15, 2018 (or for a period of at least three years after the purchase of the Hilda Knutsen, the Torill Knutsen, the Ingrid Knutsen and the Raquel Knutsen, as applicable), against certain environmental and toxic tort liabilities with respect to certain assets that KNOT contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

(c) Transactions with Management and Directors

See the footnotes to Note 12(a)—Related Party Transactions for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

(d) Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2018	At December 31, 2017
Balance Sheet:
Trading balances due from KOAS	$232	$24
Trading balances due from KNOT and affiliates	1,149	547

Amount due from related parties	$1,381	$571

Trading balances due to KOAS	$354	$898
Trading balances due to KNOT and affiliates	1,412	4,552

Amount due to related parties	$1,766	$5,450

Amounts due from (to) related parties are unsecured and intended to be settled in the ordinary course of business. They primarily relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(e) Trade accounts payables

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2018	At December 31, 2017
Balance Sheet:
Trading balances due to KOAS	$660	$864
Trading balances due to KNOT and affiliates	624	548

Trade accounts payables to related parties	$1,284	$1,412

(f) Acquisitions from KNOT

On March 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 24 AS, the company that owns and operates the Tordis Knutsen. This acquisition was accounted for as an acquisition of a business.

On June 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS, the company that owns and operates the Vigdis Knutsen. This acquisition was accounted for as an acquisition of a business.

On September 30, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 26 AS, the company that owns and operates the Lena Knutsen. This acquisition was accounted for as an acquisition of a business.

On December 15, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 32 AS, the company that owns and operates the Brasil Knutsen. This acquisition was accounted for as an acquisition of a business.

On March 1, 2018, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS, the company that owns and operates the Anna Knutsen. This acquisition was accounted for as an acquisition of assets.

The board of directors of the Partnership (the “Board”) and the conflicts committee of the Board (the “Conflicts Committee”) approved the purchase price for each transaction described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. See Note 15—Acquisitions.